EMPLOYEE COMPENSATION AND BENEFITS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Multiemployer Plan [Line Items]
EMPLOYEE COMPENSATION AND BENEFITS

12. EMPLOYEE COMPENSATION AND BENEFITS

	For the years ended December 31,
	2023	2024
	HK$	HK$

Salaries and other short term employee benefits	1,132,600	1,357,859
Payments to defined contribution pension schemes	40,800	46,200
	1,173,400	1,404,059

Mango Financial Group Limited [Member]
Multiemployer Plan [Line Items]
EMPLOYEE COMPENSATION AND BENEFITS

15.	EMPLOYEE COMPENSATION AND BENEFITS

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Salaries and other short term employee benefits	542,800	1,545,276
Payments to defined contribution pension schemes	20,300	47,062
	563,100	1,592,338